Concentrations Of Credit Risk	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration Of Credit Risk

15. CONCENTRATIONS OF CREDIT RISK

Financial instruments that potentially subject us to a concentration of credit risk principally consist of cash and cash equivalents, restricted cash equivalents, and our available for sale securities.  Cash and cash equivalents are primarily held in bank accounts and overnight investments.  At times our cash balances on deposit with banks may exceed the balance insured by the F.D.I.C.  Restricted cash equivalents are held in accounts with brokerage institutions and consist of short-term money market funds.  Our available-for-sale securities are held in accounts with brokerage institutions and consist of mutual funds invested primarily in short-term municipal securities.

We maintain our investments with what management believes to be quality financial institutions and while we limit the amount of credit exposure to any one institution, we could be subject to credit risks from concentration of investments in a single fund as well as credit risks arising from adverse conditions in the financial markets as a whole.